DoubleLine Yield Opportunities Fund	(Unaudited)
Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 2.4%
	Affirm, Inc.
1,300,000	Series 2023-B-D	8.78	%(a)	09/15/2028	1,327,265
	Apollo Aviation Securitization Equity Trust
491,070	Series 2024-1A-B	6.90	%(a)	05/16/2049	499,347
491,382	Series 2024-2A-B	6.61	%(a)	09/16/2049	487,314
	Blue Stream Communications LLC
2,500,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	2,529,021
	Castlelake Aircraft Securitization Trust
1,530,191	Series 2021-1A-C	7.00	%(a)	01/15/2046	1,456,753
	Compass Datacenters LLC
750,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	756,315
	JetBlue Airways Corp.
998,095	Series 2019-1	8.00%		11/15/2027	1,013,067
	JOL Air Ltd.
3,275,571	Series 2019-1-B	4.95	%(a)	04/15/2044	3,219,775
	Kestrel Aircraft Funding USA LLC
881,563	Series 2018-1A-A	4.25	%(a)	12/15/2038	871,491
	MACH 1 Cayman Ltd.
868,376	Series 2019-1-B	4.34	%(a)	10/15/2039	736,326
	Marlette Funding Trust
8,192	Series 2021-1A-R	0.00	%(a)(b)(c)	06/16/2031	117,430
	Pagaya AI Debt Selection Trust
2,425,852	Series 2021-3-CERT	0.00	%(a)(b)(c)	05/15/2029	25,440
2,303,922	Series 2021-5-CERT	0.00	%(a)(b)(c)	08/15/2029	86,427
205,383	Series 2022-2-AB	6.63	%(a)(d)	01/15/2030	205,847
	SOFI Alternative Trust
55,000	Series 2021-2-R1	0.00	%(a)(b)(c)	08/15/2030	229,864
	SoFi Professional Loan Program LLC
20,000	Series 2018-C-R1	0.00	%(a)(b)(c)	01/25/2048	157,792
	Start Ltd./Bermuda
216,590	Series 2019-1-C	6.41	%(a)	03/15/2044	204,444
	Start/Bermuda
2,299,470	Series 2018-1-A	4.09	%(a)	05/15/2043	2,280,582
	Switch ABS Issuer LLC
1,000,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	1,036,157
	Upstart Securitization Trust
4,000	Series 2021-2-CERT	0.00	%(b)(c)	06/20/2031	347,175
500,000	Series 2021-4-C	3.19	%(a)	09/20/2031	483,667
3,300	Series 2021-5-CERT	0.00	%(a)(b)(c)	11/20/2031	165,318
	Total Asset Backed Obligations (Cost $17,151,464)				18,236,817
BANK LOANS - 16.4%
	AAdvantage Loyalty IP Ltd.
847,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	9.63%		04/20/2028	870,966
	Access CIG LLC
1,956,289	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	9.59%		08/18/2028	1,977,770
	ADMI Corp.
1,116,346	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.22%		12/23/2027	1,099,601
905,850	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.11%		12/23/2027	911,512

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Allied Universal Holdco LLC
1,012,154	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.21%		05/15/2028	1,016,719
	Altice France SA
545,844	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.16%		08/31/2028	439,814
	Alvaria Holdco (Aspect Software) Second-Out T/L
573,797	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.75% Floor)	5.46%		05/05/2028	239,560
30,211	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00% or 5.50% PIK, 0.75% Floor)	5.46%		05/05/2028	12,613
	Alvaria Holdco (Aspect Software) Third-Out T/L A
1,340,008	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.75% Floor)	6.46%		05/05/2028	60,300
59,488	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00% or 6.50% PIK, 0.75% Floor)	6.46%		05/05/2028	2,677
	American Tire Distributors, Inc.
1,415,309	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.25%, 0.75% Floor)	13.16	%(e)	10/23/2028	636,889
	Applied Systems, Inc.
670,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%		02/23/2032	690,458
	Apro LLC
1,022,438	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.27%		07/09/2031	1,033,725
	Artera Services LLC
1,960,188	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%		02/10/2031	1,946,437
	Ascend Learning LLC
3,022,391	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	10.21%		12/10/2029	3,005,390
	Aspire Bakeries Holdings LLC
613,455	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		12/23/2030	620,356
	Astra Acquisition Corp.
275,838	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.75%, 2.00% Floor)	11.35%		02/25/2028	185,501
438,485	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 2.00% Floor)	9.85%		10/25/2028	32,156
3,249,219	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.88%, 0.75% Floor)	13.47%		10/25/2029	229,476
	Asurion LLC
305,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.94%		02/03/2028	298,792
1,425,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.72%		01/22/2029	1,379,685
	Aveanna Healthcare LLC
2,800,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	11.66%		12/10/2029	2,709,000
	Bausch + Lomb Corp.
406,658	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.69%		05/10/2027	408,710
952,938	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.33%		09/29/2028	959,194
	BCPE Empire Holdings, Inc.
194,025	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		12/26/2028	195,340
	Boxer Parent Co., Inc.
2,040,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.34%		07/30/2031	2,059,360
2,890,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	10.34%		07/30/2032	2,851,476
	Brand Industrial Services, Inc.
1,148,837	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.07%		08/01/2030	1,120,226

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Carnival Corp.
117,555	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	7.11%	08/09/2027	118,565
	Cengage Learning, Inc.
277,204	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 1.00% Floor)	7.86%	11/24/2031	278,986
478,996	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	8.01%	11/24/2031	482,076
	Central Parent LLC
633,413	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	07/06/2029	625,853
	ClubCorp Holdings, Inc.
1,646,292	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.33%	09/18/2026	1,653,330
67,112	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.33%	09/18/2026	67,399
	Constant Contact, Inc.
4,500,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.50%, 0.00% Floor)	12.42%	02/12/2029	3,674,993
	CoreLogic, Inc.
245,558	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.19%	06/02/2028	242,905
	Cornerstone Building Brands, Inc.
523,688	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.90%	05/15/2031	505,851
	Crosby US Acquisition Corp.
501,219	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.07%	08/16/2029	506,985
	Crown Finance US, Inc.
700,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.80%	12/02/2031	701,204
	Dcert Buyer, Inc.
465,117	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.36%	10/16/2026	448,003
940,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	11.36%	02/16/2029	766,100
	Deerfield Dakota Holding LLC
2,447,895	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	8.35%	04/09/2027	2,399,708
	Dexko Global, Inc.
693,218	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.34%	10/04/2028	657,091
782,100	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.87%	10/04/2028	750,120
	DG Investment Intermediate Holdings 2, Inc.
2,035,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	11.22%	03/29/2029	2,030,869
	Directv Financing LLC
3,017,764	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 0.75% Floor)	10.10%	08/02/2029	2,968,966
	Edelman Financial Engines Center LLC
3,025,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.61%	10/06/2028	3,056,203
	Edgewater Generation LLC
1,217,949	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%	08/01/2030	1,236,656
	EG America LLC
2,417,707	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%	02/07/2028	2,438,354
	Eisner Advisory Group LLC
1,198,652	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.36%	02/28/2031	1,213,851
	Element Materials Technology Group US Holdings, Inc.
225,400	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.08%	06/25/2029	227,162

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Ellucian Holdings, Inc.
337,282	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%		10/29/2029	339,981
620,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%		11/22/2032	633,435
	Fertitta Entertainment LLC/NV
1,925,241	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		01/29/2029	1,934,771
	FinThrive Software Intermediate Holdings, Inc.
785,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.50% Floor)	11.47%		12/17/2029	332,840
	Flynn America LP
541,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.97%		07/31/2028	539,772
541,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.97%		07/31/2028	539,772
	Gainwell Acquisition Corp.
3,560,045	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.69%		10/01/2027	3,457,196
	Garda World Security Corp.
1,111,529	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	7.90%		02/01/2029	1,117,787
	GIP II Blue Holding LP
128,679	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.11%		09/29/2028	129,752
	Golden State Foods LLC
1,210,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.77%		12/04/2031	1,222,288
	Grant Thornton LLP/Chicago
319,200	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.82%		05/30/2031	319,669
	Groupe Solmax, Inc.
268,545	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.75% Floor)	9.22%		07/24/2028	248,025
186,957	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.75% Floor)	9.22%		07/24/2028	172,672
186,490	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	9.34%		07/24/2028	172,240
343,141	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	9.34%		07/24/2028	316,921
	Helios Software Holdings, Inc.
923,400	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.09%		07/15/2030	929,979
	Hexion Holdings Corp.
2,416,720	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.45%		03/15/2029	2,421,070
	INEOS US Finance LLC
2,093,890	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		02/19/2030	2,105,856
	INEOS US Petrochem LLC
1,007,388	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.71%		03/29/2029	1,016,202
1,735,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		10/07/2031	1,754,519
	Kenan Advantage Group, Inc.
1,052,063	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		01/25/2029	1,059,959
	Klockner Pentaplast of America, Inc.
1,163,953	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.72%		02/09/2026	1,067,927
	Kronos Acquisition Holdings, Inc.
1,780,538	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.58%		07/08/2031	1,685,946
	Lasership T/L E
241,500	Senior Secured Term Loan (1 mo. SOFR US + 7.50%, 0.75% Floor)	12.28	%(f)	08/10/2029	93,783

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	LBM Acquisition LLC
2,444,424	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.30%	06/06/2031	2,427,618
	Lereta LLC
371,078	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.72%	08/07/2028	331,563
	LifePoint Health, Inc.
269,325	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	7.96%	05/19/2031	270,251
1,308,433	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.41%	05/19/2031	1,314,707
	Mitchell International, Inc.
3,310,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.82%	06/17/2032	3,282,428
	Modena Buyer LLC
1,215,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	07/01/2031	1,179,850
	Monogram Food Solutions LLC
907,661	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.47%	08/28/2028	896,315
	Natgasoline LLC
653,212	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.00% Floor)	9.02%	11/14/2025	649,946
	Needle Holdings LLC
93,394	Senior Secured First Lien Term Loan (3 mo. SOFR US + 9.50%, 0.00% Floor)	14.10%	04/28/2028	72,381
	NEP Group, Inc.
61,570	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%	08/19/2026	56,429
2,696,833	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%	08/19/2026	2,471,647
	NGL Energy Operating LLC
302,713	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.32%	02/03/2031	304,007
	OneDigital Borrower LLC
2,570,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	9.61%	07/02/2032	2,564,384
	Ontario Gaming GTA LP
2,270,529	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.89%	08/01/2030	2,278,033
	Par Petroleum LLC
997,243	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.33%	02/28/2030	995,997
	Polaris Newco LLC
1,844,977	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%	06/05/2028	1,850,632
	Pretium PKG Holdings, Inc.
960,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	11.53%	10/01/2029	361,099
	Pretzel Parent T/L B
550,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	8.86%	10/01/2031	555,500
	Radiology Partners, Inc.
15,144	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.28%	01/31/2029	15,004
1,120,039	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.28%	01/31/2029	1,109,678
	Restaurant Technologies, Inc.
298,121	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	293,370
3,121,384	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	3,071,645
298,121	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	293,370
	Skillsoft Finance II, Inc.
460,999	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.72%	07/14/2028	405,902

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Staples, Inc.
628,425	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.75%, 0.50% Floor)	10.18%		09/10/2029	602,210
	StubHub Holdco Sub LLC
3,020,057	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%		03/15/2030	3,031,383
	Team Health Holdings, Inc.
2,007,943	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	9.84%		03/02/2027	1,946,952
	Titan Acquisition Ltd./Canada
2,950,175	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.50%, 0.00% Floor)	8.78%		02/15/2029	2,978,762
	Travelport Finance Luxembourg Sarl
400,125	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.41%, 1.00% Floor)	11.32%		09/29/2028	375,741
1,220,570	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.41%, 1.00% Floor)	11.32%		09/29/2028	1,146,189
	Trident TPI Holdings, Inc.
555,786	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.19%		09/18/2028	561,469
	Triton Water Holdings, Inc.
1,523,163	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	7.84%		03/31/2028	1,537,070
	United Natural Foods, Inc.
1,084,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR US + 4.75%, 0.00% Floor)	9.44%		05/01/2031	1,104,343
	Univision Communications, Inc.
1,857,342	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%		06/25/2029	1,868,375
	Vantage Specialty Chemicals, Inc.
1,198,094	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.50% Floor)	9.11%		10/26/2026	1,187,610
	Verde Purchaser LLC
394,010	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%		11/29/2030	395,734
	Vibrantz Technologies, Inc.
871,111	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.06%		04/23/2029	860,466
	Victra Holdings LLC
778,955	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.61%		03/29/2029	790,152
	Vortex Opco LLC
540,155	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.03%		12/17/2028	343,268
	VT Topco, Inc.
891,028	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.33%		08/12/2030	898,348
	Wand NewCo 3, Inc.
518,227	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		01/30/2031	520,995
311,927	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		01/30/2031	313,592
	WaterBridge Midstream Operating LLC
1,740,638	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.08%		06/27/2029	1,736,286
	Total Bank Loans (Cost $134,705,365)				126,907,996
COLLATERALIZED LOAN OBLIGATIONS - 15.5%
	Aimco CDO
500,000	Series 2019-10A-ERR (3 mo. Term SOFR + 5.65%, 5.65% Floor)	10.28	%(a)	07/22/2037	512,213
2,000,000	Series 2021-15A-E (3 mo. Term SOFR + 6.21%, 5.95% Floor)	10.86	%(a)	10/17/2034	2,015,749

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Babson CLO Ltd./Cayman Islands
1,500,000	Series 2019-2A-D1RR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	7.37	%(a)	01/15/2038	1,522,352
2,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 6.91%, 6.65% Floor)	11.57	%(a)	10/15/2036	2,000,100
	Bain Capital Credit CLO
8,000,000	Series 2019-3A-ER (3 mo. Term SOFR + 7.36%, 7.36% Floor)	11.98	%(a)	10/21/2034	7,797,841
1,250,000	Series 2022-3A-E (3 mo. Term SOFR + 7.35%, 7.35% Floor)	12.00	%(a)	07/17/2035	1,260,694
	Buttermilk Park CLO
750,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.67	%(a)	10/15/2031	757,342
	Canyon Capital CLO Ltd.
1,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	11.33	%(a)	04/15/2034	989,417
	Canyon CLO
1,850,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.79%, 6.53% Floor)	11.45	%(a)	10/15/2034	1,866,597
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.46%, 6.20% Floor)	11.12	%(a)	07/15/2034	2,016,034
	Carlyle Global Market Strategies
1,875,000	Series 2020-2A-DR (3 mo. Term SOFR + 6.96%, 6.70% Floor)	11.59	%(a)	01/25/2035	1,902,589
	CIFC Funding Ltd.
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 6.91%, 0.00% Floor)	11.56	%(a)	07/16/2030	2,011,264
3,350,000	Series 2013-3RA-D (3 mo. Term SOFR + 6.16%, 5.90% Floor)	10.80	%(a)	04/24/2031	3,355,374
1,750,000	Series 2017-5A-ER (3 mo. Term SOFR + 6.15%, 6.15% Floor)	10.80	%(a)	07/17/2037	1,800,444
4,650,000	Series 2019-3A-DR (3 mo. Term SOFR + 7.06%, 6.80% Floor)	11.71	%(a)	10/16/2034	4,707,244
2,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 6.51%, 6.51% Floor)	11.17	%(a)	07/15/2036	2,020,655
	Dryden Senior Loan Fund
2,000,000	Series 2017-54A-E (3 mo. Term SOFR + 6.46%, 0.00% Floor)	11.08	%(a)	10/19/2029	2,003,083
1,000,000	Series 2020-77A-ER (3 mo. Term SOFR + 6.13%, 6.13% Floor)	10.65	%(a)	05/20/2034	979,749
2,500,000	Series 2021-87A-E (3 mo. Term SOFR + 6.41%, 6.15% Floor)	10.93	%(a)	05/20/2034	2,526,031
	Highbridge Loan Management Ltd.
2,000,000	Series 13A-18-E (3 mo. Term SOFR + 5.76%, 5.50% Floor)	10.42	%(a)	10/15/2030	2,012,647
1,550,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.78	%(a)	10/20/2029	1,561,721
	ING Investment Management CLO Ltd.
2,000,000	Series 2013-3A-DR (3 mo. Term SOFR + 6.16%, 5.90% Floor)	10.79	%(a)	10/18/2031	2,011,694
	Katayma CLO Ltd.
1,000,000	Series 2024-2A-E (3 mo. Term SOFR + 7.33%, 7.33% Floor)	11.95	%(a)	04/20/2037	1,039,772
	Madison Park Funding Ltd.
2,000,000	Series 2021-38A-E (3 mo. Term SOFR + 6.26%, 6.26% Floor)	10.91	%(a)	07/17/2034	2,024,571
	Magnetite CLO Ltd.
500,000	Series 2020-26A-ER (3 mo. Term SOFR + 6.21%, 5.95% Floor)	10.84	%(a)	07/25/2034	503,897
1,000,000	Series 2020-28A-ER (3 mo. Term SOFR + 6.41%, 6.15% Floor)	11.03	%(a)	01/20/2035	1,008,683
	Marble Point CLO
2,500,000	Series 2018-1A-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.91	%(a)	07/16/2031	2,508,741
	Milos Clo
4,000,000	Series 2017-1A-ER (3 mo. Term SOFR + 6.41%, 6.15% Floor)	11.03	%(a)	10/20/2030	4,040,334
	Neuberger Berman CLO Ltd.
2,500,000	Series 2017-16SA-ER (3 mo. Term SOFR + 6.51%, 6.25% Floor)	11.17	%(a)	04/15/2034	2,521,111
7,000,000	Series 2019-34A-ER (3 mo. Term SOFR + 6.50%, 6.50% Floor)	11.12	%(a)	01/20/2035	7,069,428
500,000	Series 2020-38A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.88	%(a)	10/20/2035	504,480
3,000,000	Series 2020-38A-ER (3 mo. Term SOFR + 6.51%, 6.25% Floor)	11.13	%(a)	10/20/2035	3,032,112
	Octagon Investment Partners Ltd.
750,000	Series 2019-1A-E (3 mo. Term SOFR + 6.86%, 6.60% Floor)	11.49	%(a)	10/25/2032	754,737
1,500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	11.88	%(a)	01/20/2035	1,413,638
5,000,000	Series 2019-1A-INC	0.00	%(a)(b)(c)(d)	10/25/2032	2,090,047
1,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.86%, 6.60% Floor)	11.52	%(a)	07/15/2036	910,900
4,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	11.42	%(a)	04/15/2034	3,809,245
	Octagon Loan Funding
1,000,000	Series 2014-1A-ERR (3 mo. Term SOFR + 6.26%, 6.00% Floor)	10.75	%(a)	11/18/2031	1,000,424
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.98	%(a)	07/20/2034	504,189

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	RR Ltd./Cayman Islands
5,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.72	%(a)	04/15/2036	5,045,228
1,000,000	Series 2019-6A-DR (3 mo. Term SOFR + 6.11%, 5.85% Floor)	10.77	%(a)	04/15/2036	1,005,889
	Sound Point CLO Ltd.
3,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	11.74	%(a)	07/20/2034	2,820,725
4,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)	11.45	%(a)	10/25/2034	3,745,295
7,000,000	Series 2021-2A-E (3 mo. Term SOFR + 6.62%, 6.36% Floor)	11.25	%(a)	07/25/2034	6,534,451
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)	11.50	%(a)	10/25/2034	1,822,006
7,000,000	Series 2021-4A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)	11.59	%(a)	10/25/2034	6,413,827
	Thompson Park CLO Ltd.
2,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.57%, 6.57% Floor)	11.23	%(a)	04/15/2034	2,021,117
	Voya CLO Ltd.
1,350,000	Series 2017-2A-D (3 mo. Term SOFR + 6.28%, 0.00% Floor)	10.94	%(a)	06/07/2030	1,346,828
2,700,000	Series 2018-1A-D (3 mo. Term SOFR + 5.46%, 0.00% Floor)	10.08	%(a)	04/19/2031	2,605,894
	Wind River CLO Ltd.
2,500,000	Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)	11.97	%(a)	04/15/2035	2,456,472
1,000,000	Series 2018-1A-E (3 mo. Term SOFR + 5.76%, 0.00% Floor)	10.42	%(a)	07/15/2030	998,058
1,000,000	Series 2018-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	10.67	%(a)	07/15/2030	997,798
	Total Collateralized Loan Obligations (Cost $119,779,460)				120,180,731
FOREIGN CORPORATE BONDS - 12.6%
150,000	ACI Airport Sudamerica SA	6.88	%(a)	11/29/2034	148,330
3,259,537	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	3,220,561
664,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	547,136
1,358,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	998,642
4,344,000	AL Candelaria Spain SA	5.75%		06/15/2033	3,533,180
1,000,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	813,347
942,731	Alpha Holding SAB de CV	9.00	%(a)(e)	02/10/2025	11,784
2,356,827	Alpha Holding SAB de CV	9.00	%(e)	02/10/2025	29,460
470,827	Alpha Holding SAB de CV	10.00	%(e)	12/19/2026	5,885
4,000,000	Altice France Holding SA	6.00	%(a)	02/15/2028	1,059,738
450,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	445,876
257,252	Autopistas del Sol SA/Costa Rica	7.38%		12/30/2030	255,476
700,000	Braskem Idesa SAPI	7.45%		11/15/2029	557,716
3,200,000	Braskem Idesa SAPI	6.99	%(a)	02/20/2032	2,355,357
4,300,000	Braskem Netherlands Finance BV	5.88%		01/31/2050	2,950,322
3,000,000	BRF SA	5.75%		09/21/2050	2,376,187
2,750,000	Camposol SA	6.00%		02/03/2027	2,644,851
4,300,000	Canacol Energy Ltd.	5.75%		11/24/2028	2,398,716
3,800,000	CAP SA	3.90%		04/27/2031	3,066,600
400,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	399,970
333,333	Comision Federal de Electricidad	5.00%		07/30/2049	266,667
3,000,000	Coruripe Netherlands BV	10.00%		02/10/2027	3,005,585
200,000	Cosan Overseas Ltd.	8.25	%(g)	02/05/2025	200,000
4,600,000	Credito Real SAB de CV SOFOM ER	9.50	%(e)	02/07/2026	479,550
2,200,000	CSN Resources SA	4.63%		06/10/2031	1,710,143
1,700,000	CSN Resources SA	5.88%		04/08/2032	1,373,454
725,000	eG Global Finance PLC	12.00	%(a)	11/30/2028	811,648
3,700,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,184,091
1,700,000	ENA Master Trust	4.00%		05/19/2048	1,263,117
800,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 1.50% PIK	11.00	%(a)	09/12/2030	834,000
1,203,020	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	1,200,012
1,450,000	Frigorifico Concepcion SA	7.70%		07/21/2028	1,125,747
2,500,000	Frigorifico Concepcion SA	7.70	%(a)	07/21/2028	1,940,942
1,925,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	1,958,628
1,725,000	Garda World Security Corp.	8.38	%(a)	11/15/2032	1,757,930
3,340,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	3,410,611
3,100,000	Gran Tierra Energy, Inc.	9.50	%(a)	10/15/2029	2,890,905

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
600,000	Grupo Aval Ltd.	4.38%		02/04/2030	528,952
4,795,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	5,012,002
3,150,000	Infraestructura Energetica Nova SAPI de CV	4.88%		01/14/2048	2,352,509
1,000,000	Infraestructura Energetica Nova SAPI de CV	4.75%		01/15/2051	726,568
845,000	Kronos Acquisition Holdings, Inc.	8.25	%(a)	06/30/2031	806,836
1,665,000	Kronos Acquisition Holdings, Inc.	10.75	%(a)	06/30/2032	1,534,263
2,000,000	KUO SAB De CV	5.75%		07/07/2027	1,945,099
400,000	LD Celulose International GmbH	7.95	%(a)	01/26/2032	401,406
400,000	MARB BondCo PLC	3.95%		01/29/2031	335,369
1,400,000	Metinvest BV	7.75%		10/17/2029	987,238
2,675,000	Mexarrend SAPI de CV	10.25	%(e)	07/24/2025	49,488
1,200,000	Minerva Luxembourg SA	4.38%		03/18/2031	1,007,903
2,200,000	Movida Europe SA	7.85%		04/11/2029	1,941,108
1,400,000	Movida Europe SA	7.85	%(a)	04/11/2029	1,235,251
3,309,240	MV24 Capital BV	6.75%		06/01/2034	3,140,860
1,206,348	Oi SA 7.50% Cash + 6.00% PIK	10.00	%(a)	06/30/2027	1,086,759
2,623,738	Oi SA 8.50% PIK	8.50	%(a)	12/31/2028	291,891
3,302,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(e)	02/11/2025	1,576,705
438,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(a)(e)	02/11/2025	209,145
915,482	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	910,099
2,300,000	Sasol Financing USA LLC	5.50%		03/18/2031	1,942,728
530,000	Seaspan Corp.	5.50	%(a)	08/01/2029	495,480
3,800,000	Simpar Europe SA	5.20%		01/26/2031	2,857,524
1,085,000	Telesat Canada / Telesat LLC	5.63	%(a)	12/06/2026	612,464
1,200,000	Termocandelaria Power SA	7.75	%(a)	09/17/2031	1,214,472
440,356	TransJamaican Highway Ltd.	5.75%		10/10/2036	412,559
2,099,000	Tullow Oil PLC	10.25	%(a)	05/15/2026	1,827,778
2,750,000	Unigel Luxembourg SA	8.75	%(e)	10/01/2026	540,458
4,400,000	UPL Corp. Ltd. (5 yr. CMT Rate + 3.87%)	5.25	%(g)	02/27/2025	3,960,000
200,000	Vedanta Resources Finance II PLC	9.25%		04/23/2026	200,967
1,884,736	Vedanta Resources Ltd.	13.88%		12/09/2028	1,894,407
	Total Foreign Corporate Bonds (Cost $119,125,943)				97,270,452
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 5.6%
400,000	Aeropuerto Internacional de Tocumen SA	4.00%		08/11/2041	299,800
3,900,000	Aeropuerto Internacional de Tocumen SA	5.13%		08/11/2061	2,832,570
5,200,000	Brazilian Government International Bond	4.75%		01/14/2050	3,559,733
600,000	Colombia Government International Bond	4.13%		02/22/2042	380,262
5,100,000	Colombia Government International Bond	5.00%		06/15/2045	3,452,700
4,200,000	Comision Federal de Electricidad	4.68%		02/09/2051	2,851,174
2,365,000	Ecopetrol SA	5.88%		05/28/2045	1,631,130
3,150,000	Ecopetrol SA	5.88%		11/02/2051	2,117,676
3,100,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	2,215,927
1,500,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%		01/31/2041	1,471,050
400,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	392,280
3,150,000	Guatemala Government Bond	4.65%		10/07/2041	2,426,681
4,900,000	Mexico Government International Bond	4.40%		02/12/2052	3,324,513
3,400,000	OCP SA	5.13%		06/23/2051	2,573,311
5,600,000	Panama Government International Bond	3.87%		07/23/2060	2,942,471
600,000	Petrobras Global Finance BV	5.50%		06/10/2051	454,463
5,700,000	Petroleos del Peru SA	5.63%		06/19/2047	3,658,332
3,700,000	Petroleos Mexicanos	6.38%		01/23/2045	2,478,279
1,800,000	Petroleos Mexicanos	6.75%		09/21/2047	1,238,792
4,200,000	Republic of South Africa Government International Bond	5.65%		09/27/2047	3,147,866
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $52,507,389)				43,449,010

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 25.4%
	ACREC Trust
2,310,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	7.88	%(a)	02/19/2038	2,327,995
	AREIT Ltd.
3,000,000	Series 2024-CRE9-C (1 mo. Term SOFR + 3.09%, 3.09% Floor)	7.48	%(a)	05/17/2041	3,005,829
	AREIT Trust
1,930,000	Series 2022-CRE6-D (30 day avg SOFR US + 2.85%, 2.85% Floor)	7.45	%(a)	01/20/2037	1,912,524
1,000,000	Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)	8.82	%(a)	06/17/2039	1,004,398
4,375,000	Series 2023-CRE8-C (1 mo. Term SOFR + 4.02%, 4.02% Floor)	8.40	%(a)	08/17/2041	4,380,972
	BANK
18,317,000	Series 2018-BN12-XE	1.50	%(a)(d)(h)	05/15/2061	750,081
6,978,000	Series 2018-BN12-XF	1.50	%(a)(d)(h)	05/15/2061	281,318
20,061,456	Series 2018-BN12-XG	1.50	%(a)(d)(h)	05/15/2061	766,829
18,522,000	Series 2019-BN16-XF	1.14	%(a)(d)(h)	02/15/2052	704,632
9,261,000	Series 2019-BN16-XG	1.14	%(a)(d)(h)	02/15/2052	349,029
4,631,000	Series 2019-BN16-XH	1.14	%(a)(d)(h)	02/15/2052	171,139
6,366,937	Series 2019-BN16-XJ	1.14	%(a)(d)(h)	02/15/2052	222,047
21,359,000	Series 2022-BNK43-XD	2.23	%(a)(d)(h)	08/15/2055	2,864,940
78,003,748	Series 2023-BNK46-XA	0.62	%(d)(h)	08/15/2056	2,918,658
	BANK5 Trust
219,554,208	Series 2023-5YR1-XA	0.27	%(d)(h)	04/15/2056	1,860,283
65,071,170	Series 2023-5YR4-XA	1.00	%(d)(h)	12/15/2056	2,191,233
1,173,000	Series 2024-5YR10-D	4.00	%(a)	10/15/2057	990,936
	BBCMS Trust
3,000,000	Series 2020-C7-D	3.60	%(a)(d)	04/15/2053	1,677,867
	BDS Ltd.
2,500,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.29	%(a)	06/16/2036	2,473,622
	Beast Mortgage Trust
6,000,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	10.51	%(a)	03/15/2036	2,587,648
	Benchmark Mortgage Trust
7,464,000	Series 2018-B4-D	2.77	%(a)(d)	07/15/2051	5,971,019
12,324,000	Series 2021-B26-XF	1.50	%(a)(d)(h)	06/15/2054	889,129
2,890,000	Series 2024-V10-D	4.50	%(a)	09/15/2057	2,531,335
	BMO Mortgage Trust
134,053,768	Series 2023-5C1-XA	0.58	%(d)(h)	08/15/2056	2,501,189
	BrightSpire Capital, Inc.
3,800,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.81%, 2.70% Floor)	7.18	%(a)	08/19/2038	3,747,412
3,106,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.91	%(a)	08/19/2037	3,115,156
	BSPDF Issuer Ltd.
2,500,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.86%, 2.75% Floor)	7.26	%(a)	10/15/2036	2,432,907
	BSREP Commercial Mortgage Trust
4,738,531	Series 2021-DC-G (1 mo. Term SOFR + 3.96%, 3.85% Floor)	8.36	%(a)	08/15/2038	1,492,637
	BX Trust
2,500,000	Series 2021-VIEW-G (1 mo. Term SOFR + 5.04%, 4.93% Floor)	9.44	%(a)	06/15/2036	2,297,298
3,500,000	Series 2022-PSB-E (1 mo. Term SOFR + 6.34%, 6.34% Floor)	10.73	%(a)	08/15/2039	3,527,853
	BXMT Ltd.
1,190,000	Series 2020-FL3-AS (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.25	%(a)	11/15/2037	1,187,574
	CALI Mortgage Trust
1,547,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.27	%(a)	07/15/2041	1,559,604
	Carbon Capital VI Commercial Mortgage Trust
1,148,218	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.36	%(a)	10/15/2035	585,052
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,221,000	Series 2016-C1-C	3.32	%(d)	05/10/2049	1,080,679

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Computershare Corporate Trust
2,000,000	Series 2016-C33-D	3.12	%(a)	03/15/2059	1,698,119
4,514,242	Series 2016-C34-C	5.05	%(d)	06/15/2049	4,259,961
3,200,000	Series 2017-RC1-D	3.25	%(a)	01/15/2060	2,559,488
1,814,000	Series 2019-C50-D	3.00	%(a)	05/15/2052	1,440,943
	Credit Suisse Mortgage Capital Certificates
18,014,000	Series 2016-NXSR-XE	1.00	%(a)(d)(h)	12/15/2049	278,936
	CSAIL Commercial Mortgage Trust
53,734,067	Series 2017-CX9-XA	0.60	%(d)(h)	09/15/2050	524,359
2,500,000	Series 2020-C19-E	2.50	%(a)	03/15/2053	742,538
13,238,000	Series 2020-C19-XD	1.11	%(a)(d)(h)	03/15/2053	645,890
	CSWF
4,000,000	Series 2018-TOP-H (1 mo. Term SOFR + 3.66%, 3.61% Floor)	8.06	%(a)	08/15/2035	3,779,283
	Del Amo Fashion Center Trust
2,100,000	Series 2017-AMO-C	3.64	%(a)(d)	06/05/2035	1,919,034
	DOLP Trust
4,000,000	Series 2021-NYC-F	3.70	%(a)(d)	05/10/2041	2,643,796
	Granite Point Mortgage Trust, Inc.
1,780,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.42	%(a)	12/15/2036	1,714,357
	Great Wolf Trust
2,500,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	8.04	%(a)	05/15/2041	2,493,530
1,000,000	Series 2024-WOLF-E (1 mo. Term SOFR + 3.64%, 3.64% Floor)	8.04	%(a)	03/15/2039	1,011,699
	Greystone Commercial Real Estate Notes
2,650,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.71	%(a)	07/15/2039	2,635,356
	GS Mortgage Securities Corp. II
1,859,000	Series 2014-GC26-D	4.44	%(a)(d)	11/10/2047	1,161,698
2,149,788	Series 2015-GC28-D	4.34	%(a)(d)	02/10/2048	2,038,123
7,171,236	Series 2016-GS3-XA	1.18	%(d)(h)	10/10/2049	98,789
3,000,000	Series 2021-ARDN-G (1 mo. Term SOFR + 5.11%, 5.00% Floor)	9.51	%(a)	11/15/2036	2,980,335
3,000,000	Series 2021-ARDN-H (1 mo. Term SOFR + 6.05%, 5.93% Floor)	10.44	%(a)	11/15/2026	2,977,410
2,000,000	Series 2023-SHIP-D	6.07	%(a)(d)	09/10/2038	1,991,261
	HGI CRE CLO Ltd.
1,500,000	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.66	%(a)	09/17/2036	1,490,898
1,640,000	Series 2021-FL2-E (1 mo. Term SOFR + 2.56%, 2.56% Floor)	6.96	%(a)	09/17/2036	1,628,840
2,000,000	Series 2022-FL3-B (30 day avg SOFR US + 2.60%, 2.60% Floor)	7.20	%(a)	04/20/2037	2,007,396
	HIG RCP LLC
4,000,000	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	8.01	%(a)	09/19/2038	4,053,364
	JP Morgan Chase Commercial Mortgage Securities
4,000,000	Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)	8.50	%(a)	07/15/2036	3,845,106
4,000,000	Series 2019-MFP-XG	0.50	%(a)(d)(h)	07/15/2036	16,937
	JPMBB Commercial Mortgage Securities Trust
4,471,861	Series 2014-C23-XA	0.37	%(d)(h)	09/15/2047	45
2,265,000	Series 2015-C27-D	3.79	%(a)(d)	02/15/2048	585,080
40,637,107	Series 2015-C32-XA	1.09	%(d)(h)	11/15/2048	105,470
	JPMDB Commercial Mortgage Securities Trust
25,460,000	Series 2020-COR7-XB	0.43	%(d)(h)	05/13/2053	545,646
10,244,000	Series 2020-COR7-XD	1.97	%(a)(d)(h)	05/13/2053	842,600
	KREF
3,250,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.50	%(a)	02/15/2039	3,171,545
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.86	%(a)	07/15/2036	5,015,905
2,200,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.36	%(a)	11/15/2038	2,155,927
	MF1 Multifamily Housing Mortgage Loan Trust
770,000	Series 2021-FL5-E (1 mo. Term SOFR + 3.11%, 3.11% Floor)	7.50	%(a)	07/15/2036	769,495
2,050,000	Series 2021-FL6-E (1 mo. Term SOFR + 3.06%, 2.95% Floor)	7.44	%(a)	07/16/2036	1,997,883
2,550,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.29	%(a)	10/16/2036	2,440,674
1,500,000	Series 2022-FL10-D (1 mo. Term SOFR + 5.73%, 5.73% Floor)	10.10	%(a)	09/17/2037	1,508,395

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	8.14	%(a)	10/19/2038	3,018,705
3,016,000	Series 2023-FL12-D (1 mo. Term SOFR + 5.27%, 5.27% Floor)	9.64	%(a)	10/19/2038	3,054,921
1,500,000	Series 2024-FL14-D (1 mo. Term SOFR + 4.84%, 4.84% Floor)	9.20	%(a)	03/19/2039	1,523,479
2,450,000	Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.32	%(a)	08/18/2041	2,463,127
	MFT Trust
600,000	Series 2020-ABC-D	3.48	%(a)(d)	02/10/2042	291,130
	Morgan Stanley ABS Capital I, Inc.
455,636,501	Series 2022-L8-XA	0.04	%(d)(h)	04/15/2055	1,573,222
	Morgan Stanley Bank of America Merrill Lynch Trust
403,343	Series 2014-C16-B	4.27	%(d)	06/15/2047	388,621
5,000,000	Series 2015-C27-D	3.24	%(a)(d)	12/15/2047	4,444,819
	Morgan Stanley Capital I, Inc.
5,000,000	Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)	8.16	%(a)	05/15/2036	17,699
	PFP III Ltd.
1,602,000	Series 2023-10-C (1 mo. Term SOFR + 4.12%, 4.12% Floor)	8.51	%(a)	09/16/2038	1,615,241
2,634,186	Series 2024-11-C (1 mo. Term SOFR + 2.99%, 2.99% Floor)	7.47	%(a)	09/17/2039	2,639,007
	Ready Capital Corp.
742,018	Series 2021-FL5-C (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.70	%(a)	04/25/2038	744,781
2,200,000	Series 2021-FL6-D (1 mo. Term SOFR + 2.51%, 2.40% Floor)	6.85	%(a)	07/25/2036	2,201,549
1,250,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.85	%(a)	11/25/2036	1,247,871
2,000,000	Series 2022-FL10-C (1 mo. Term SOFR + 4.27%, 4.27% Floor)	8.60	%(a)	10/25/2039	2,014,424
3,250,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.87	%(a)	10/25/2039	3,283,683
2,887,000	Series 2023-FL11-C (1 mo. Term SOFR + 4.28%, 4.28% Floor)	8.62	%(a)	10/25/2039	2,916,823
2,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 4.55%, 4.55% Floor)	8.88	%(a)	05/25/2038	2,036,400
	SMR Mortgage Trust
4,944,657	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	11.90	%(a)	02/15/2039	4,347,896
	Starwood Property Mortgage Trust
1,750,000	Series 2019-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.86	%(a)	07/15/2038	1,723,430
2,325,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	6.55	%(a)	11/15/2038	2,273,343
	TPG Real Estate Finance Issuer Ltd.
2,510,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.35	%(a)	03/15/2038	2,495,008
2,479,500	Series 2022-FL5-B (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.83	%(a)	02/15/2039	2,463,835
	UBS Commercial Mortgage Trust
2,500,000	Series 2018-C14-C	5.21	%(d)	12/15/2051	2,182,243
	UBS-Barclays Commercial Mortgage Trust
6,891,216	Series 2013-C5-C	3.72	%(a)(d)	03/10/2046	5,987,709
	Wachovia Bank Commercial Mortgage Trust
3,121,148	Series 2005-C21-E	4.96	%(a)(d)	10/15/2044	1,108,008
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $225,864,622)				196,193,909
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 17.9%
	ACE Securities Corp.
8,737,480	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.67%		10/25/2036	3,286,946
	AMSR Trust
10,000,000	Series 2020-SFR4-G2	4.87	%(a)	11/17/2037	9,889,567
	Countrywide Alternative Loan Trust
5,415,883	Series 2005-J12-2A1 (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.00% Cap)	4.99%		08/25/2035	2,752,984
	Deephaven Residential Mortgage Trust
10,000,000	Series 2020-2-B3	5.86	%(a)(d)	05/25/2065	9,906,703

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Fannie Mae Connecticut Avenue Securities
6,474,654	Series 2019-R05-1B1 (30 day avg SOFR US + 4.21%, 0.00% Floor)	8.78	%(a)	07/25/2039	6,743,252
3,466,079	Series 2019-R07-1B1 (30 day avg SOFR US + 3.51%, 0.00% Floor)	8.08	%(a)	10/25/2039	3,591,248
	Federal National Mortgage Association
8,400,000	Series 2021-R02-2B2 (30 day avg SOFR US + 6.20%, 0.00% Floor)	10.77	%(a)	11/25/2041	8,894,715
	Freddie Mac Structured Agency Credit Risk Debt Notes
9,250,000	Series 2020-DNA1-B2 (30 day avg SOFR US + 5.36%, 0.00% Floor)	9.93	%(a)	01/25/2050	10,321,439
3,000,000	Series 2020-DNA2-B2 (30 day avg SOFR US + 4.91%, 0.00% Floor)	9.48	%(a)	02/25/2050	3,211,627
6,000,000	Series 2020-DNA6-B2 (30 day avg SOFR US + 5.65%, 0.00% Floor)	10.22	%(a)	12/25/2050	6,907,927
22,000,000	Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)	12.28	%(a)	03/25/2050	26,582,604
9,750,000	Series 2020-HQA5-B2 (30 day avg SOFR US + 7.40%, 0.00% Floor)	11.97	%(a)	11/25/2050	12,027,738
	GS Mortgage-Backed Securities Trust
1,500,000	Series 2020-NQM1-B2	7.00	%(a)(d)	09/27/2060	1,480,041
	Homeward Opportunities Fund I Trust
8,000,000	Series 2020-2-B1	5.45	%(a)(d)	05/25/2065	7,683,210
	JP Morgan Alternative Loan Trust
6,105,381	Series 2007-A2-12A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 11.50% Cap)	4.85%		06/25/2037	2,210,937
	Rithm Capital Corp.
4,102,000	Series 2020-NQM2-B1	4.08	%(a)(d)	05/24/2060	3,393,564
2,886,000	Series 2020-NQM2-B2	4.08	%(a)(d)	05/24/2060	2,276,656
	TBW Mortgage Backed Pass Through Certificates
4,196,094	Series 2007-2-A1A	5.96	%(d)	07/25/2037	1,200,570
	Verus Securitization Trust
5,000,000	Series 2020-4-B2	5.60	%(a)(d)	05/25/2065	4,811,905
	Vista Point Securitization Trust
9,222,000	Series 2020-1-B2	5.38	%(a)(d)	03/25/2065	8,469,097
3,396,000	Series 2020-2-B2	5.16	%(a)(d)	04/25/2065	3,136,935
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $133,522,480)				138,779,665
US CORPORATE BONDS - 18.8%
7,425,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	9.75	%(a)	07/15/2027	7,484,073
1,980,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00	%(a)	04/15/2030	1,758,687
1,060,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	1,075,325
1,580,000	Artera Services LLC	8.50	%(a)	02/15/2031	1,524,561
1,565,126	ASP Unifrax Holdings, Inc. 5.85% Cash and 1.25% PIK	7.10	%(a)	09/30/2029	1,032,983
3,580,000	AthenaHealth Group, Inc.	6.50	%(a)	02/15/2030	3,405,783
1,710,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	1,771,987
5,105,000	BCPE Empire Holdings, Inc.	7.63	%(a)	05/01/2027	5,092,767
2,510,000	Brand Industrial Services, Inc.	10.38	%(a)	08/01/2030	2,557,821
1,350,000	Caesars Entertainment, Inc.	8.13	%(a)	07/01/2027	1,364,604
595,000	Carnival Corp.	7.63	%(a)	03/01/2026	596,322
5,995,000	Castle US Holding Corp.	9.50	%(a)	02/15/2028	2,800,368
690,000	CHS/Community Health Systems, Inc.	10.88	%(a)	01/15/2032	712,755
1,865,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	1,634,046
2,335,000	Cobra AcquisitionCo LLC	6.38	%(a)	11/01/2029	2,014,557
1,580,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	1,539,723
3,700,000	CVR Partners LP / CVR Nitrogen Finance Corp.	6.13	%(a)	06/15/2028	3,604,613
1,695,000	Dcli Bidco LLC	7.75	%(a)	11/15/2029	1,739,448
3,895,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)	02/01/2028	3,830,317
1,550,000	Directv Financing LLC	8.88	%(a)	02/01/2030	1,527,069
1,175,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	1,006,822
2,005,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	1,626,223

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,580,000	EchoStar Corp.	10.75%		11/30/2029	1,700,649
5,583,000	Embarq LLC	8.00%		06/01/2036	3,060,936
3,550,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	3,278,029
1,655,000	Frontier Communications Holdings LLC	8.63	%(a)	03/15/2031	1,761,626
1,640,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	1,635,490
335,000	GrafTech Global Enterprises, Inc.	9.88	%(a)	12/23/2029	319,925
1,675,000	Gray Television, Inc.	10.50	%(a)	07/15/2029	1,676,719
3,400,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	8.75	%(a)	05/01/2029	3,492,528
965,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	961,842
1,285,000	Hightower Holding LLC	9.13	%(a)	01/31/2030	1,354,769
3,580,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	3,628,317
1,340,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	1,425,140
1,353,000	LBM Acquisition LLC	6.25	%(a)	01/15/2029	1,245,912
3,360,000	Level 3 Financing, Inc.	10.50	%(a)	04/15/2029	3,761,184
1,545,000	LifePoint Health, Inc.	11.00	%(a)	10/15/2030	1,697,821
3,100,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	3,155,791
1,370,000	Lions Gate Capital Holdings LLC	5.50	%(a)	04/15/2029	1,075,904
1,845,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	1,779,406
2,200,000	Michaels Cos., Inc.	5.25	%(a)	05/01/2028	1,663,561
1,155,000	Michaels Cos., Inc.	7.88	%(a)	05/01/2029	706,405
750,000	ModivCare, Inc.	5.00	%(a)	10/01/2029	441,978
915,000	Nabors Industries, Inc.	8.88	%(a)	08/15/2031	850,571
4,395,000	Newfold Digital Holdings Group, Inc.	6.00	%(a)	02/15/2029	2,373,300
1,985,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38	%(a)	02/15/2032	2,002,313
250,000	Olympus Water US Holding Corp.	6.25	%(a)	10/01/2029	239,084
1,030,000	OneMain Finance Corp.	9.00%		01/15/2029	1,092,995
4,700,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75	%(a)	02/15/2029	4,549,016
1,765,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.88	%(a)	09/01/2031	1,285,555
4,393,276	Radiology Partners, Inc. 9.78% PIK	9.78	%(a)	02/15/2030	4,105,033
2,303,000	Sabre GLBL, Inc.	8.63	%(a)	06/01/2027	2,273,642
1,039,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	1,075,772
955,000	Staples, Inc.	10.75	%(a)	09/01/2029	940,709
4,170,000	SWF Holdings I Corp.	6.50	%(a)	10/01/2029	2,630,199
3,410,000	TKC Holdings, Inc.	10.50	%(a)	05/15/2029	3,437,122
885,000	TMS International Corp./DE	6.25	%(a)	04/15/2029	853,996
4,130,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	4,560,928
2,985,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	2,944,946
2,460,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	6.50	%(a)	02/15/2029	2,234,808
3,190,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	3,131,861
845,000	Venture Global LNG, Inc.	8.38	%(a)	06/01/2031	882,148
840,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	905,714
1,050,000	Vibrantz Technologies, Inc.	9.00	%(a)	02/15/2030	965,250
3,440,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	3,613,338
4,885,000	Viking Cruises Ltd.	9.13	%(a)	07/15/2031	5,257,992
899,745	Vortex Opco LLC	8.00	%(a)	04/30/2030	332,906
206,640	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.56	%(a)	04/30/2030	203,540
3,280,000	Weatherford International Ltd.	8.63	%(a)	04/30/2030	3,389,355
	Total US Corporate Bonds (Cost $156,086,051)				145,656,879
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.0%
	Federal Home Loan Mortgage Corp.
6,088,671	Series 313-S1Pool S1-3249 (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.19	%(h)(i)	09/15/2043	552,409
2,029,586	Series 3997-SA (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.79	%(h)(i)	02/15/2042	210,737

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,797,547	Series 4091-VI (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.20	%(h)(i)	11/15/2040	161,928
4,717,657	Series 4119-SC (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.44	%(h)(i)	10/15/2042	459,123
2,575,208	Series 4643-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.29	%(h)(i)	01/15/2047	249,819
7,371,527	Series 4863-IA	4.50	%(h)	03/15/2045	947,775
14,707,779	Series 5004-SD (-1 x 30 day avg SOFR US + 6.10%, 0.00% Floor, 6.10% Cap)	1.53	%(h)(i)	08/25/2050	2,013,435
	Federal National Mortgage Association
6,280,496	Series 2012-124-SE (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.47	%(h)(i)	11/25/2042	672,330
7,783,058	Series 2012-84-HS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(h)(i)	08/25/2042	679,091
4,356,897	Series 2017-69-ES (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.47	%(h)(i)	09/25/2047	413,737
5,890,683	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.37	%(h)(i)	06/25/2049	532,119
41,894,833	Series 2019-M26-X1	0.60	%(d)(h)	03/25/2030	848,479
	FREMF Mortgage Trust
2,765,578	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	10.58	%(a)	11/25/2028	2,444,934
7,466,015	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.78	%(a)	10/25/2029	7,206,165
	Government National Mortgage Association
9,170,707	Series 2019-22-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.12	%(h)(i)	02/20/2045	724,436
4,995,390	Series 2020-21-NS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.57	%(h)(i)	04/20/2048	473,358
6,028,993	Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)	0.89	%(h)(i)	07/20/2044	395,042
10,404,254	Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.09	%(h)(i)	07/16/2045	702,445
4,011,728	Series 2020-77-SU (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.62	%(h)(i)	09/20/2047	430,649
23,127,274	Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(h)(i)	06/20/2051	67,518
30,995,178	Series 2021-H04-BI	0.36	%(d)(h)	02/01/2071	1,524,575
31,461,982	Series 2021-H07-AI	0.92	%(d)(h)	05/20/2071	1,768,443
	Total US Government and Agency Mortgage Backed Obligations (Cost $30,899,923)				23,478,547
COMMON STOCKS - 0.0%(j)
62,660	JOANN, Inc.(c)(k)				–
105,809	Oi SA(c)				15,871
12,858	Riverbed - Class B(c)(k)				129
	Total Common Stocks (Cost $–)				16,000
PREFERRED STOCKS - 1.4%
430,000	AGNC Investment Corp. Series F (3 mo. LIBOR US + 4.70%)(g)(l)				10,595,200
	Total Preferred Stocks (Cost $9,302,263)				10,595,200
REAL ESTATE INVESTMENT TRUSTS - 0.8%
650,000	AGNC Investment Corp.(k)				5,986,500
	Total Real Estate Investment Trusts (Cost $8,298,946)				5,986,500
SHORT TERM INVESTMENTS - 1.1%
2,858,684	First American Government Obligations Fund - U	4.41	%(m)		2,858,684
2,973,332	JPMorgan US Government Money Market Fund - IM	4.44	%(m)		2,973,332
2,973,331	MSILF Government Portfolio - Institutional	4.42	%(m)		2,973,331
	Total Short Term Investments (Cost $8,805,347)				8,805,347
	Total Investments - 120.9%(n) (Cost $1,016,049,253)				935,557,053
	Other Liabilities in Excess of Assets - (20.9)%				(161,587,543)
	NET ASSETS - 100.0%				$773,969,510

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	25.4%
US Corporate Bonds	18.8%
Non-Agency Residential Collateralized Mortgage Obligations	17.9%
Bank Loans	16.4%
Collateralized Loan Obligations	15.5%
Foreign Corporate Bonds	12.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	5.6%
US Government and Agency Mortgage Backed Obligations	3.0%
Asset Backed Obligations	2.4%
Preferred Stocks	1.4%
Short Term Investments	1.1%
Real Estate Investment Trusts	0.8%
Common Stocks	0.0	%(j)
Other Assets and Liabilities	(20.9)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	25.4%
Non-Agency Residential Collateralized Mortgage Obligations	17.9%
Collateralized Loan Obligations	15.5%
Energy	4.0%
Electronics/Electric	4.0%
Commercial Services	3.8%
Chemicals/Plastics	3.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.5%
US Government and Agency Mortgage Backed Obligations	3.0%
Healthcare	3.0%
Transportation	2.9%
Media	2.7%
Retailers (other than Food/Drug)	2.6%
Consumer Products	2.5%
Asset Backed Obligations	2.4%
Real Estate	2.1%
Technology	2.0%
Finance	1.9%
Utilities	1.8%
Telecommunications	1.7%
Industrial Equipment	1.6%
Hotels/Motels/Inns and Casinos	1.5%
Mining	1.2%
Short Term Investments	1.1%
Construction	1.0%
Automotive	0.9%
Containers and Glass Products	0.9%
Chemical Products	0.8%
Building and Development (including Steel/Metals)	0.8%
Leisure	0.8%

Food Products	0.7%
Business Equipment and Services	0.7%
Diversified Manufacturing	0.6%
Insurance	0.5%
Food Service	0.4%
Pulp & Paper	0.4%
Conglomerates	0.3%
Beverage and Tobacco	0.2%
Aerospace & Defense	0.2%
Consumer Staples	0.1%
Other Assets and Liabilities	(20.9)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $625,361,566 or 80.8% of the Fund’s net assets.
(b)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(f)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(g)	Perpetual maturity. The date disclosed is the next call date of the security.
(h)	Interest only security
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)	Represents less than 0.05% of net assets.
(k)	Non-income producing security.
(l)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(m)	Seven-day yield as of period end.
(n)	Under the Fund’s Credit Agreement, the lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 2 Year Notes	Long	200	3/31/2025	$41,128,539	$(6,664)
10 Year U.S. Ultra Treasury Notes	Long	275	3/20/2025	30,990,732	(379,794)
					$(386,458)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

December 31, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2024:

Category
Investments in Securities
Level 1
Preferred Stocks	$10,595,200
Short Term Investments	8,805,347
Real Estate Investment Trusts	5,986,500
Total Level 1	25,387,047
Level 2
Non-Agency Commercial Mortgage Backed Obligations	$196,193,909
US Corporate Bonds	145,656,879
Non-Agency Residential Collateralized Mortgage Obligations	138,779,665
Bank Loans	126,907,996
Collateralized Loan Obligations	118,090,684
Foreign Corporate Bonds	97,270,452
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	43,449,010
US Government and Agency Mortgage Backed Obligations	23,478,547
Asset Backed Obligations	17,107,371
Total Level 2	906,934,513
Level 3
Collateralized Loan Obligations	$2,090,047
Asset Backed Obligations	1,129,446
Common Stocks	16,000
Total Level 3	3,235,493
Total	$935,557,053
Other Financial Instruments
Level 1
Futures Contracts	$(386,458)
Total Level 1	(386,458)
Total Level 2	—
Total Level 3	—
Total	$(386,458)

See the Schedule of Investments for further disaggregation of investment categories.